CASH AND CASH EQUIVALENTS (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash	$ 804,097	$ 4,100,608	$ 21,648
Cash equivalents	4,500,000	0	0
Restricted cash equivalents	34,500	34,500	0
Total	$ 5,338,597	$ 4,135,108	$ 21,648